RESTATEMENT OF PREVIOUSLY ISSUED/REPORTED FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2022
Accounting Changes and Error Corrections [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED/REPORTED FINANCIAL STATEMENTS

NOTE 6. RESTATEMENT OF PREVIOUSLY ISSUED/REPORTED FINANCIAL STATEMENTS

The financial statements for the three months ended March 31, 2022 have been restated. On July 20, 2022, our management determined that the Company erroneously did not reflect the accounting perspective of Bitech Mining on March 31, 2022 financial reporting as a result of the Share Exchange in accordance with ASC 805-40-45-1.

The Share Exchange was treated as a recapitalization and reverse acquisition for financial reporting purposes, and Bitech Mining is considered the acquirer for accounting purposes. As a result of the Share Exchange and the change in our business and operations, a discussion of the past financial results of our predecessor, Spine Injury Solutions Inc., is not pertinent, and under applicable accounting principles, the historical financial results of Bitech Mining, the accounting acquirer, prior to the Share Exchange are considered our historical financial results.

The following table presents the effect of the restatements and reclassifications on the Company’s previously issued/reported balance sheet:

	As of March 31, 2022
	As Previously Reported	Adjustments	As Restated
Accrued expenses (including accrued interest)	68,319	28,535	96,854
Note payable	395,000	-	395,000

Additional paid-in capital	21,022,725	(19,826,046)	1,196,679

Accumulated deficit	(20,311,631)	19,797,511	(514,121)

The following table presents the effect of the restatements and reclassifications on the Company’s previously issued/reported statement of operations:

	As of March 31, 2022
	As Previously Reported	Adjustments	As Restated
Total Revenue	26,231	(26,231)	-
Gross Profit	26,231	(26,231)	-

Operating, general and administrative expense	73,176	155,986	229,162
Other income	20,000	(20,000)	-
Interest expense	(6,140)	6,140	-

Net loss	(33,085)	(196,077)	(229,162)

Net income per share, basic and diluted	$0.00	(0.01)	$(0.01)

BITECH TECHNOLOGIES CORPORATION

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

The following table presents the effect of the restatements on the Company’s previously issued/reported statement of shareholder deficit:

	Common Stock Shares	Common Stock Amount	Additional Paid-In Capital	Accumulated Deficit	Total Shareholders’ Equity (Deficit)
Balance, December 31, 2021, as previously reported	20,240,882	$20,241	19,869,511	(20,278,547)	(388,795)

Corrections of errors			(18,603,952)	19,993,588	1,389,636
Balance, December 31, 2021, as restated	20,240,882	$20,241	$1,265,559	$(284,959)	$1,000,841

Balance, As of March 31, 2022, as previously reported	20,240,882	$20,241	$21,022,725	$(20,311,632	740,334

Corrections of errors			(19,826,046)	19,797,511	(28,535)
Balance, As of March 31, 2022, as restated	20,240,882	$20,241	$1,196,679	$(514,121)	711,799

The following table presents the effect of the restatements and reclassifications on the Company’s previously issued/reported statement of cash flows:

	As of March 31, 2022
	As Previously Reported	Adjustments	Reclassifications	As Restated
Cash flows from operating activities:
Net income	(33,085)	(196,077)		(229,162)

Changes in working capital assets and liabilities:
Accounts receivable	24,992	(27,263)		(2,271)
Accounts payable and accrued expenses	7,875	77,873		85,748
Accrued interest on notes payable
Note payable assumed in merger	-	395,000		395,000
Cash from acquisition of Bitech Mining Corporation	1,150,163	(1,150,163)		-
Recapitalization – payments to SPIN	-	(59,880)		(59,880)
Supplemental schedule of non-cash transactions: